Note 4 - Acquisition (Details Textual) - CAD ($)		12 Months Ended
	Nov. 30, 2020	Oct. 31, 2021	Oct. 31, 2020
Statement Line Items [Line Items]
Amortisation, intangible assets other than goodwill		$ 299,000	$ 0
The 2021945 Ontario Inc. [member]
Statement Line Items [Line Items]
Percentage of voting equity interests acquired	100.00%
Cash transferred	$ 8,500,000
Liabilities incurred	1,400,000
Total consideration transferred, acquisition-date fair value	$ 9,900,000
Useful life measured as period of time, intangible assets other than goodwill (Year)	10 years
Goodwill expected to be deductible for tax purposes	$ 0
Revenue of acquiree since acquisition date		5,200,000
Profit (loss) of acquiree since acquisition date		1,500,000
Amortisation, intangible assets other than goodwill		299,000
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		$ 180,000